PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution 2060 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7 .3%
32,976  Vanguard FTSE
Developed Markets
ETF
$ 1,654,406
5 .4
9,963  Vanguard Long-Term
Treasury ETF
590,208
1 .9
Total Exchange-Traded
Funds
(Cost $1,916,980)
2,244,614
7 .3
MUTUAL FUNDS : 92 .8%
Affiliated Investment Companies : 92 .8%
36,110  Voya Intermediate
Bond Fund - Class R6
313,433
1 .0
197,444  Voya Large Cap Value
Portfolio - Class R6
1,249,818
4 .1
152,581  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,533,435
5 .0
267,478  Voya Multi-Manager
International Equity
Fund - Class I
2,773,745
9 .0
291,337  Voya Multi-Manager
International Factors
Fund - Class I
2,788,094
9 .1
90,760  Voya Multi-Manager
Mid Cap Value Fund
- Class I
942,997
3 .1
17,129  Voya Russell Large
Cap Growth Index
- Class I
1,215,844
3 .9
10,629
(1)
Voya Small Cap
Growth Fund - Class
R6
464,151
1 .5
50,795  Voya Small Company
Fund - Class R6
773,100
2 .5
580,010  Voya U.S. Stock Index
Portfolio - Class I
11,402,993
37 .1
42,785  VY
®
Invesco Comstock
Portfolio - Class I
942,550
3 .1
82,851  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
2,275,083
7 .4
79,745  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
918,662
3 .0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
9,575  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 915,741
3 .0
Total Mutual Funds
(Cost $24,773,242)
28,509,646
92 .8
Total Long-Term
Investments
(Cost $26,690,222)
30,754,260
100 .1
Total Investments in
Securities
(Cost $26,690,222) $ 30,754,260 100 .1
Liabilities in Excess
of Other Assets (29,187) (0.1)
Net Assets $ 30,725,073 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution 2060 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,244,614 $ — $ — $ 2,244,614
Mutual Funds 28,509,646 — — 28,509,646
Total Investments, at fair value $ 30,754,260 $ — $ — $ 30,754,260
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 279,470 $ 59,474 $ (21,773) $ (3,738) $ 313,433 $ 3,266 $ 343 $ —
Voya Large Cap Value Portfolio -
Class R6
1,219,187 83,081 (139,193) 86,743 1,249,818 — 26,756 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,980,664 116,279 (642,202) 78,694 1,533,435 — (26,857) —
Voya Multi-Manager International
Equity Fund - Class I
2,550,751 343,739 (258,481) 137,736 2,773,745 — (27,519) —
Voya Multi-Manager International
Factors Fund - Class I
2,588,176 287,934 (217,335) 129,319 2,788,094 — 4,120 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
844,474 75,682 (70,395) 93,236 942,997 — (12,768) —
Voya Russell Large Cap Growth
Index - Class I
1,097,951 139,937 (104,082) 82,038 1,215,844 — 35,054 —
Voya Small Cap Growth Fund -
Class R6
434,982 29,985 (37,587) 36,771 464,151 — 5,226 —
Voya Small Company Fund - Class
R6
735,400 74,118 (44,384) 7,966 773,100 — 3,318 —
Voya U.S. Stock Index Portfolio -
Class I
9,870,781 1,247,514 (668,717) 953,415 11,402,993 — 64,422 —
VY
®
Invesco Comstock Portfolio -
Class I
860,190 67,952 (66,073) 80,481 942,550 — (2,334) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,141,901 203,627 (219,599) 149,154 2,275,083 — (41,367) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
844,805 68,091 (109,959) 115,725 918,662 — (25,239) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,018,388 66,210 (225,338) 56,481 915,741 — 55,932 —
$ 26,467,120 $ 2,863,623 $ (2,825,118) $ 2,004,021 $ 28,509,646 $ 3,266 $ 59,087 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,064,038
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 4,064,038